Deposits and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deposits and Other Current Assets [Abstract]
Deposits and Other Current Assets
4.	Deposits and Other Current Assets

Deposits and other current assets consist of the following:

Deposits:	September 30, 2022	December 31, 2021
Deposits for research and development, prototype and production parts, and other	$39,142	$54,990
Deposits for “Future Work”	5,388	8,380
Total deposits	$44,530	$63,370

Other current assets:
Prepaid expenses	$19,300	$11,119
Other current assets	4,459	2,291
Total other current assets	$23,759	$13,410

During the three and nine months ended September 30, 2022, the Company made deposits for research and development (“R&D”), prototype and production parts with its vendors, which support the Company’s ongoing R&D efforts and operations. The Company expenses deposits as the services are provided and prototype parts are received.

Amortization expense related to the Palantir hosting arrangement and other prepaid software subscriptions totaled $3,204 and $1,466 for the three months ended September 30, 2022 and 2021, and $8,866 and $1,739 for the nine months ended September 30, 2022 and 2021, respectively.

During the three months ended September 30, 2022, the Company entered into an insurance policy for its directors and officers (“D&O Policy”), which required it to make a prepayment in the amount of $21,732, of which $4,265 was amortized to General and administrative expenses in the unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss for three and nine months ended September 30, 2022.

5. Deposits and Other Current Assets

Deposits and other current assets consists of the following as of December 31:

	2021	2020
Deposits
Deposits for research and development, prototype parts and other	$54,990	$6,412
Deposits for Future Work	8,380	—
Total deposits	$63,370	$6,412

Other current assets
Prepaid expenses	$11,119	$762
Other current assets	2,291	3,364
Notes receivable	—	40
Due from affiliate	—	2,034
Total other current assets	$13,410	$6,200

During the years ended December 31, 2021 and 2020, the Company made deposits for R&D services, prototype parts, and other with its vendors, which support the Company’s ongoing R&D efforts and operations. The Company expenses deposits as the services are provided and prototype parts are received. The deposits also include $8,380 as of December 31, 2021 related to goods and services yet to be received (“Future Work”) from the settlement of interests in the Vendor Trust. No goods and services were received against Future Work as of December 31, 2021 and 2020 (see Note 11, Vendor Payables in Trust).

During year ended December 31, 2021, the Company entered into a hosting arrangement with Palantir Technologies Inc. (“Palantir”), which was also a subscriber in the PIPE Financing. Unamortized hosting costs prepaid to Palantir are included in prepaid expenses as of December 31, 2021. Amortization expense related to the Palantir hosting arrangement and other prepaid software subscriptions totaled $4,597 and $745 for the years ended December 31, 2021 and 2020, respectively.